Basic and Diluted Net Income Per Share (Details) - Schedule of earnings per share, basic and diluted - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Numerator (thousands):
Net income used for earnings per share (in Dollars)	$ 16,117	$ 11,995
Denominator (thousands):
Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	50,236	49,994
Stock option and RSUs	892	436
Denominator for diluted net earnings per share - adjusted weighted average number of shares	51,128	50,430